ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WWW.ROPESGRAY.COM

May 24, 2024	Jimena Acuña Smith
T +1 415 315 2306
jimena.smith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1090

Re:	Impax Funds Series Trust I (File Nos. 002-38679, 811-02064) and Impax Funds Series Trust III (File Nos. 333-194601, 811-22935) (together, the “Registrants”) Filing Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Registrants pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, are the following materials for use in connection with a meeting of shareholders (the “Meeting”): (i) a notice of meeting; (ii) a preliminary proxy statement; and (iii) a form of proxy card. The Meeting is being called for the purposes described in the enclosed notice of meeting.

The Registrants hope to begin mailing the proxy materials on or about June 28, 2024.

Please direct any questions or comments concerning this filing to the undersigned at (415) 315-2306.

Very truly yours,

/s/ Jimena Acuña Smith, Esq.
Jimena Acuña Smith, Esq.

Encl.
cc:	John Boese
Brian D. McCabe